Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Managers Total Return Bond Fund

Supplement dated September 29, 2014, to the Prospectus dated March 1, 2014, as revised April 28, 2014, and Statement of Additional Information dated March 1, 2014, as supplemented April 28, 2014.

The following information supplements and supersedes any information to the contrary relating to AMG Managers Total Return Bond Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s prospectus (the “Prospectus”) dated March 1, 2014, as revised April 28, 2014, and Statement of Additional Information (the “SAI”) dated March 1, 2014, as supplemented April 28, 2014.

Effective September 29, 2014, William H. Gross no longer serves as a portfolio manager for the Fund, and Scott A. Mather, Mark R. Kiesel, and Mihir P. Worah have been designated as the portfolio managers of the Fund, jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Accordingly, all references to the portfolio manager(s) of the Fund shall refer to Messrs. Mather, Kiesel, and Worah.

Mr. Mather joined PIMCO in 1998 and is CIO U.S. Core Strategies and Managing Director at PIMCO. Previously, he was head of global portfolio management at PIMCO. Mr. Mather has 20 years of investment experience. Mr. Kiesel joined PIMCO in 1996 and is CIO Global Credit and Managing Director at PIMCO. Mr. Kiesel is a member of the PIMCO Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management, with oversight for the firm’s investment grade, high yield, bank loan, municipal and insurance business as well as credit research. Mr. Kiesel has 22 years of investment experience. Mr. Worah joined PIMCO in 2001 and is CIO Real Return and Asset Allocation and Managing Director at PIMCO. Mr. Worah is a portfolio manager and has 12 years investment experience.

In addition, the table pertaining to Mr. Gross under the heading “Management of the Funds–Portfolio Managers of the Funds–AMG Managers Total Return Bond Fund–Subadvisor: Pacific Investment Management Company LLC. (“PIMCO”)–Other Accounts Managed by the Portfolio Manager(s)” on page 72 of the SAI is hereby deleted and replaced with the following:

ST291

Portfolio Manager: Scott Mather*

Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for Which Advisory Fee is Performance Based	Assets Managed for Which Advisory Fee is Performance Based ($)
Registered Investment Companies	47	330,909,267,763.70	—	—
Other Pooled Investment Vehicles	53	50,899,889,230.40	3	1,096,670,604.49
Other Accounts	83	34,257,782,750.45	13	6,249,974,355.27

*	Information provided as of September 26, 2014

Portfolio Manager: Mark Kiesel*

Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for Which Advisory Fee is Performance Based	Assets Managed for Which Advisory Fee is Performance Based ($)
Registered Investment Companies	35	327,811,923,353.77	—	—
Other Pooled Investment Vehicles	51	65,710,812,865.58	8	6,168,720,200.98
Other Accounts	141	72,777,779,704.31	14	4,739,968,901.07

*	Information provided as of September 26, 2014

Portfolio Manager: Mihir Worah*

Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for Which Advisory Fee is Performance Based	Assets Managed for Which Advisory Fee is Performance Based ($)
Registered Investment Companies	56	339,008,294,001.14	—	—
Other Pooled Investment Vehicles	35	30,594,203,594.72	1	160,995,345.89
Other Accounts	55	31,888,569,839.53	7	1,517,910,079.24

*	Information provided as of September 26, 2014

Furthermore, the information pertaining to Mr. Gross under the heading “Management of the Funds–Portfolio Managers of the Funds–AMG Managers Total Return Bond Fund–Subadvisor: Pacific Investment Management Company LLC. (“PIMCO”)–Portfolio Manager’s Ownership of Fund Shares” on page 75 of the SAI is hereby deleted and replaced with the following:

Mr. Mather (as of September 26, 2014): None

Mr. Kiesel (as of September 26, 2014): None

Mr. Worah (as of September 26, 2014): None

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE